Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Movements in Fair Value Measurements	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Movements in Fair Value Measurements [Line Items]
Beginning
Currency realignment	101,212	$ 22,055
Ending	38,368,793	8,360,489
Level 1 of fair value hierarchy [Member] | Quoted equity shares at fair value through other comprehensive income [Member]
Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Movements in Fair Value Measurements [Line Items]
Beginning	12,819,747	2,793,399	34,221,879
Addition	369,967	80,615		6,398,987
Disposal	(13,891,379)	(3,026,906)
Total unrealized gain recognized in other comprehensive income/(loss)	701,701	152,900	(21,402,132)	27,822,892
Ending	36	8	12,819,747	34,221,879
Level 1 of fair value hierarchy [Member] | Quoted/Unquoted equity shares at fair value through other comprehensive income [Member]
Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Movements in Fair Value Measurements [Line Items]
Beginning
Addition	50,122,334	10,921,564
Disposal	(13,531,633)	(2,948,518)
Total unrealized gain recognized in other comprehensive income/(loss)	RM 1,676,880	$ 365,388
Ending